FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss	£ 7,815	£ 9,425
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	41,378	42,067
Other	381	530
Short positions in securities	1,303	2,482
	43,062	45,079
Total financial liabilities carried at fair value, excluding derivatives	50,877	54,504
Level 1 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss	3
Trading liabilities:
Short positions in securities	1,106	2,417
	1,106	2,417
Total financial liabilities carried at fair value, excluding derivatives	1,109	2,417
Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss	7,812	9,423
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	41,378	42,067
Other	381	530
Short positions in securities	197	65
	41,956	42,662
Total financial liabilities carried at fair value, excluding derivatives	£ 49,768	52,085
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss		2
Trading liabilities:
Total financial liabilities carried at fair value, excluding derivatives		£ 2